Subsequent Event	12 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
Note 23.	Subsequent Events (Unaudited)

KapStone Acquisition

On November 2, 2018, pursuant to the Merger Agreement, the Company acquired all of the outstanding shares of KapStone through the Mergers. KapStone is a leading North American producer and distributor of containerboard, corrugated products and specialty papers, including liner and medium containerboard, kraft papers and saturating kraft. KapStone also owns Victory Packaging, a packaging solutions distribution company with facilities in the United States, Canada and Mexico.

As a result of the Mergers, among other things, the Company became the ultimate parent of WRKCo, KapStone and their respective subsidiaries. Effective as of the Effective Time, the Company changed its name to “WestRock Company” and WRKCo changed its name to “WRKCo Inc.”.

Pursuant to the Merger Agreement, at the Effective Time (a) each issued and outstanding share of common stock, par value $0.01 per share, of WRKCo (“WRKCo common stock”) was converted into one share of common stock, par value $0.01 per share, of the Company (“Company common stock”) and (b) each issued and outstanding share of common stock, par value $0.0001 per share, of KapStone (“KapStone common stock”) (other than shares of KapStone common stock owned by (i) KapStone or any of its subsidiaries or (ii) any KapStone stockholder who properly exercised appraisal rights with respect to its shares of KapStone common stock in accordance with Section 262 of the Delaware General Corporation Law) was automatically canceled and converted into the right to receive (1) $35.00 per share in cash, without interest (the “Cash Consideration”), or, at the election of the holder of such share of KapStone common stock, (2) 0.4981 shares of Company common stock (the “Stock Consideration”) and cash in lieu of fractional shares, subject to proration procedures designed to ensure that the Stock Consideration would be received in respect of no more than 25% of the shares of KapStone common stock issued and outstanding immediately prior to the Effective Time (the “Maximum Stock Amount”). Each share of KapStone common stock in respect of which a valid election of Stock Consideration was not made by 5:00 p.m. New York City time on September 5, 2018 was converted into the right to receive the Cash Consideration. KapStone stockholders elected to receive Stock Consideration that was less than the Maximum Stock Amount and no proration was required.

The estimated consideration for the KapStone Acquisition was $4.8 billion including debt assumed and an estimate of equity awards to be replaced with WestRock equity awards with identical terms. As a result, KapStone stockholders received in the aggregate approximately $3.3 billion in cash and 1.6 million shares WestRock common stock, or approximately 0.6% of the issued and outstanding shares of WestRock common stock immediately following the Effective Time. Pursuant to the Merger Agreement, at the Effective Time, the Company assumed any outstanding awards granted under the equity-based incentive plans of WRKCo and KapStone (including the shares underlying such awards), the award agreements evidencing the grants of such awards and, in the case of the WRKCo equity-based incentive plans, the remaining shares available for issuance under the applicable plan, in each case subject to adjustments to such awards in the manner set forth in the Merger Agreement. Due to the limited interaction we had with KapStone prior to the closing of the transaction, we do not currently have a preliminary purchase price allocation, but we expect to complete it by the time we file our quarterly report on Form 10-Q for the quarter ended December 31, 2018.

Hurricane Damage

In October 2018, our containerboard and pulp mill located in Panama City, FL sustained extensive damage from Hurricane Michael. We shut down the mill’s operations in advance of the hurricane’s landfall. In early November, the mill started producing linerboard and we expect to ramp up to full production by the end of November 2018. Our market pulp production line is expected to operate at 50% of capacity by early December 2018 and should return to full operation in approximately six months. While it is still too early to identify the full cost, we anticipate the total of our property damage and business interruption claim will be approximately $100 million. We have property damage and business interruption insurance that will cover most of the cost of bringing the mill back to full operation. We have a $15 million deductible, and expect the majority of costs will be covered.